Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY GOVERNMENT INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000773674
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
INFLATION-ADJUSTED BOND FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000773674_SupplementTextBlock

American Century Government Income Trust Prospectus Supplement Inflation-Adjusted Bond Fund
Supplement dated October 1, 2015 ■ Prospectus dated August 1, 2015

The changes below will be effective as of December 1, 2015.
The last sentence of the second paragraph under the Principal Investment Strategies section on page 14 of the prospectus is deleted.

The following is inserted as the third paragraph under the heading Principal Investment Strategies on page 14 of the prospectus.
The fund invests primarily in investment-grade securities, but may also invest a portion of its assets in high-yield securities, or junk bonds. A high-yield security is one that has been rated below the four highest categories by a nationally recognized rating organization.

The following are inserted as the third and fourth bullet points under the heading Principal Risks on page 14 of the prospectus.

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High-Yield Risk - Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

The following is inserted as the second and third paragraphs under the heading “What are the fund’s principal investment strategies?” on page 26 of the prospectus.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. In general, securities issued by non-U.S. government entities are backed only by the credit of the issuer.
The fund invests primarily in investment-grade securities, but may also invest a portion of its assets in high-yield securities, or junk bonds. A high-yield security is one that has been rated below the four highest categories by a nationally recognized rating organization.

The following replaces the second paragraph under the heading “What are the principal risks of investing in the fund?” on page 26 of the prospectus.
Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Although an investment in inflation-linked securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting such investments primarily to issuers whose credit has been rated investment-grade or higher, or, if unrated, determined to be of equivalent credit quality by the advisor. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. However, the fund may invest a portion of its total assets in high-yield securities, including so-called junk bonds. A high-yield security is one that has been rated below the four highest categories by a nationally recognized rating organization. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.
High-yield securities often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.
The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.